Employee benefit expenses	12 Months Ended
Jun. 30, 2019
Employee benefit expenses
Employee benefit expenses	7 Employee benefit expenses

	2017	2018	2019
	RMB	RMB	RMB
Wages and salaries	280,786	388,238	533,505
Contributions to defined contribution plans	44,884	52,898	64,118
	325,670	441,136	597,623